Earning (loss) per share - Summary of income and share data used in basic and diluted earnings (loss) per ordinary share computations (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company	¥ 31,118,886	$ 4,468,151	¥ (174,944,484)	¥ (37,704,077)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	106,488,996	106,488,996	89,877,975	79,249,000
Basic earnings (loss) per share | (per share)	¥ 0.29	$ 0.04	¥ (1.95)	¥ (0.48)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	¥ 31,118,886	$ 4,468,151	¥ (174,944,484)	¥ (37,704,077)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	106,488,996	106,488,996	89,877,975	79,249,000
Incremental shares issuable related to options issued	126,214	126,214	0	0
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	106,615,210	106,615,210	89,877,975	79,249,000
Diluted earnings (loss) per share | (per share)	¥ 0.29	$ 0.04	¥ (1.95)	¥ (0.48)